UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21705
Nuveen Tax-Advantaged Floating Rate Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        6/30
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Floating Rate Fund (JFP)
September 30, 2007

Shares	Description (1)	Coupon		Ratings (2)	Value

	Preferred Securities – 131.3% (93.1% of Total Investments)

	Capital Markets – 15.5%

305,800	Goldman Sachs Group Inc., (3)	6.325%		A	$7,385,070
200,000	Lehman Brothers Holdings Inc., Series G, (3)	5.874%		A-	4,808,000
73,600	Merrill Lynch & Co., Inc., (3)	6.110%		A	1,714,880
126,000	Merrill Lynch & Company, Series 5	6.146%		A	2,891,700
136,000	Morgan Stanley, Series 2006A, (3)	6.060%		A	3,468,000
80	Richmond County Capital Corporation, 144A Series B	8.250%		N/R	8,010,000
35,600	UBS Preferred Funding Trust IV, (3)	5.831%		Aa2	889,644

	Total Capital Markets				29,167,294

	Commercial Banks – 86.1%

9,000	ABN AMRO North America Capital Funding, 144A, (3)	6.968%		A2	9,514,688
31,165	Banco Santander Series 144A	6.800%		Aa3	723,614
27,367	Banco Santander, 144A	6.500%		A	633,718
27,963	Banco Santander	6.410%		Aa3	620,499
120,000	Bank of America Corporation, Series D, (3)	6.204%		Aa3	2,952,000
135,000	Bank of America Corporation, Series E, (3)	5.706%		Aa3	3,191,400
7,000	City National Bancshares Corporation, Series F, 144A, (3), (MMB)	8.533%		N/R	7,021,875
20,000	Cobank ABC, 144A, (3)	7.000%		A	982,660
10,000	FBOP Corporation, Series 2005A, 144A, (MMB)	8.475%		N/R	10,031,250
6,000	First Tennessee Bank, 144A, (3)	6.053%		A3	5,621,250
10,000	Heartland Bank, Series A, (3), (MMB)	9.153%		N/R	10,034,375
220,000	HSBC USA Inc., (3)	6.110%		A	5,579,200
5,000	MidCarolina Financial Corporation, Series 144A, (3), (MMB)	8.342%		N/R	5,018,750
10,000	Pedcor Bancorp, Series A, (3), (MMB)	9.080%		N/R	10,037,498
5,000	Pedcor Financial Bancorp., (3), (MMB)	9.078%		N/R	5,018,750
5,000	Regent Bancorp Inc., Series A, (3), (MMB)	8.481%		N/R	5,018,750
10,000	River Valley Bancorp, Series A, (3), (MMB)	9.596%		N/R	10,034,375
10,000	Rogers Bancshares Inc., 144A Series A, (3), (MMB)	9.596%		N/R	10,028,125
6,500	SG Preferred Capital II LLC, (3)	6.302%		A+	6,116,094
10,000	Shorebank Corporation, Series 144A, (3), (MMB)	9.160%		N/R	10,031,250
5,000	Sleepy Hollow Bank, 144A Series A, (3), (MMB)	9.160%		N/R	5,014,063
1,000	Southern Bancorp Inc., (3), (MMB)	9.310%		N/R	10,031,250
200,000	SunTrust Bank Inc., (3)	6.176%		A2	4,940,000
3,500	Truman Bancorp Inc., (3), (MMB)	9.328%		N/R	3,512,031
235,000	U.S. Bancorp, Series 2006B, (3)	5.831%		A+	5,933,750
10,000	Vineyard National Bancorp, 144A Series C, (3), (MMB)	9.160%		N/R	10,028,125
200,000	Zions Bancorporation, (3)	6.166%		Baa1	4,928,000

	Total Commercial Banks				162,597,340

	Consumer Finance – 1.6%

39,110	SLM Corporation, (3)	6.425%		BBB-	2,884,363

	Diversified Financial Services – 5.3%

10,000	Blossman Bancshares, Inc., (MMB)	8.730%		N/R	10,000,625

	Insurance – 13.5%

386,500	Aegon N.V., (3)	6.375%		A-	8,599,625
145,000	MetLife Inc., Series B, (3)	6.500%		Baa1	3,580,050
308,800	Prudential PLC, (3)	6.500%		A-	7,189,265
6,000	Zurich RegCaPS Funding Trust VI, Series 144A, (3)	6.210%		Baa2	6,189,375

	Total Insurance				25,558,315

	Thrifts & Mortgage Finance – 5.2%

5,000	RMG Capital Corporation, (3), (MMB)	0.000%		N/R	5,015,625
200,000	Washington Mutual Inc., (3)	6.288%		Baa1	4,880,000

	Total Thrifts & Mortgage Finance				9,895,625

	U.S. Agency – 4.1%

40,000	Federal Home Loan Mortgage Corporation, Corporate Debt, (3)	5.570%		AA-	884,800
71,000	Federal Home Loan Mortgage Corporation, (3)	5.100%		AA-	2,950,938
120,000	Federal Home Loan Mortgage Corporation, (3)	5.660%		AA-	2,730,000
42,800	Federal National Mortgage Association	0.000%		AA-	1,078,560

	Total U.S. Agency				7,644,298

	Total Preferred Securities (cost $256,301,056)				247,747,860

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds– 8.4% (6.0% of Total Investments)

	Commercial Banks – 4.3%

$6,000	BBVA International Perferred SA, Unipersonal	5.919%	10/18/49	A1	$5,378,610
1,000	CBG Florida REIT Corporation	7.114%	11/15/49	Baa3	966,566
1,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	931,602
1,000	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	924,236

9,000	Total Commercial Banks				8,201,014

	Insurance – 1.5%

1,200	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	1,226,644
2,000	Twin Reefs Trust Pass Through to XL Financial Assurance Ltd. Preferred Stock Series B, (4)	6.820%	12/10/49	Aa2	1,587,480

3,200	Total Insurance				2,814,124

	Thrifts & Mortgage Finance – 2.6%

5,000	MM Community Funding Trust XVIII Limited, Class D, (MMB)	6.998%	12/26/39	N/R	4,900,000

$17,200	Total Corporate Bonds (cost $17,164,160)				15,915,138

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.2% (0.9% of Total Investments)

$2,370	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $2,370,777, collateralized by $1,920,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $2,421,600	3.750%	10/01/07	$2,370,036

	Total Short-Term Investments (cost $2,370,036)			2,370,036

	Total Investments (cost $275,835,252) – 140.9%			266,033,034

	Other Assets Less Liabilities – 0.5%			725,154

	FundPreferred Shares, at Liquidation Value – (41.4)%			(78,000,000)

	Net Assets Applicable to Common Shares – 100%			$188,758,188

Interest Rate Swaps outstanding at September 30, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Goldman Sachs	$7,000,000	Receive	3-Month USD-LIBOR	4.563%	Semi-Annually	9/29/10	$(38,053)
Goldman Sachs	1,500,000	Receive	3-Month USD-LIBOR	5.278	Semi-Annually	12/09/35	16,610
Goldman Sachs	8,700,000	Receive	3-Month USD-LIBOR	5.788	Semi-Annually	6/02/36	(562,570)
JPMorgan	1,300,000	Receive	3-Month USD-LIBOR	4.962	Semi-Annually	7/27/35	90,978
JPMorgan	1,500,000	Receive	3-Month USD-LIBOR	5.436	Semi-Annually	9/11/36	1,833
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR	4.590	Semi-Annually	7/15/15	100,329
Morgan Stanley	2,000,000	Receive	3-Month USD-LIBOR	4.850	Semi-Annually	7/14/35	172,787
Morgan Stanley	4,000,000	Receive	3-Month USD-LIBOR	4.880	Semi-Annually	7/15/35	328,103
Morgan Stanley	1,750,000	Receive	3-Month USD-LIBOR	4.900	Semi-Annually	7/18/35	138,409
Morgan Stanley	1,700,000	Receive	3-Month USD-LIBOR	4.930	Semi-Annually	7/21/35	126,951

							$375,377

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Portion of investment, with an aggregate market value of $849,302, has been pledged to callateralize the net payment obligations under interest rate swap contracts.

N/R	Not rated.

(MMB)	Middle Market Bank.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization on debt securities and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $275,849,159.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$1,089,605
Depreciation	(10,905,730)

Net unrealized appreciation (depreciation) of investments	$(9,816,125)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Tax-Advantaged Floating Rate Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.